INVESTMENT PROPERTY - Additional Information (Details) - CNY (¥)	24 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT PROPERTY
Investment property fair value used as deemed cost	¥ 37,253,000	¥ 37,253,000
Increase decrease in impairment losses recognized in profit or loss transferred from property, plant and equipment	¥ 0